Loans and borrowings	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Loans and borrowings
18. Loans and borrowings

	2025
	Due through	Effective rates ranged	Carrying amount
Long term fixed rate debt	2035	0.97% to 4.91%	1,062,898
Long term variable rate debt	2035	4.89% to 5.87%	917,543
			1,980,441
Current maturities			(172,885)
Loans and borrowings long-term			$1,807,556

	2024
	Due through	Effective rates ranged	Carrying amount
Long term fixed rate debt	2034	1.74% to 4.91%	1,077,395
Long term variable rate debt	2034	5.71% to 6.05%	593,412
			1,670,807
Current maturities			(254,854)
Loans and borrowings long-term			$1,415,953
Maturities of the loans and borrowings for the next five years are as follows:

2026	172,885
2027	178,690
2028	266,859
2029	231,772
2030	127,457
Thereafter	1,002,778
$1,980,441
Long term debt
As of December 31, 2025, long-term fixed rate debt included $726.8 million (2024: $700.7 million) and long-term variable debt included $917.5 million (2024: $593.4 million) corresponding to aircraft acquisitions using JOLCO arrangements. The Company’s JOLCO arrangements are denominated in U.S. dollars.
As of December 31, 2025 the Company had $336.1 million (2024: $376.7 million) on long-term fixed rate debt that is owed to financial institutions under financing arrangements guaranteed by the Export-Import Bank of the United States. The Export-Import Bank guarantees 80% to 85% of the net purchase price of the aircraft and the indebtedness is secured with a first priority mortgage on the aircraft in favor of a security trustee on behalf of Export-Import Bank.
The Company’s Export-Import Bank supported financings are amortized on a quarterly basis and are denominated in U.S. dollars.
Senior convertible notes
In April 2020, the Company issued Senior Convertible Notes (“notes”) in the total principal amount of $350.0 million maturing on April 15, 2025, in a private offering to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”).
The notes were senior, unsecured obligations of the Company and were accrued interest at a rate of 4.50% per annum, payable semi-annually in arrears on April 15 and October 15 of each year.
The notes were redeemable, in whole or in part, for cash at the Company’s option at any time, and from time to time, on or after April 17, 2023 and on or before the 40 days scheduled trading day immediately before the maturity date, but only if the last reported sale price per share of the Company’s Class A common stock exceeds 130% of the conversion price for a specified period of time.
On July 14, 2023, the Company exercised its option, an announced it would redeem all of its outstanding Notes due 2025 on September 18, 2023 at a redemption price equal to 100% of the principal amount of the Notes redeemed plus accrued and unpaid interest up to, but excluding, the redemption date. The Notes could be converted at any time before 5:00 p.m., New York City time, on September 15, 2023, which was the business day immediately before the redemption date, in accordance with and subject to the terms of the Indenture governing the notes, dated as of April 30, 2020.
The Company, determined that the Notes surrendered for conversion would be settled in cash up to the principal amount of the Notes surrendered for conversion and shares of Company’s common stock for the remainder of the conversion obligation, in excess of the principal amount in accordance with the terms of the Indenture.
The sending of the notice of redemption was a make-whole fundamental change under the Indenture, and therefore the conversion rate was increased for all conversions of Notes to 20.1603 shares of Company’s common stock per $1,000.00 principal amount of Notes.
Since the Company’s initial announcement of the redemption on July 14, 2023, holders of $349.0 million aggregate principal amount of Note converted their notes in accordance with the terms of the Notes. Outstanding Notes in the aggregate principal amount of $1.0 million that had not been converted by holders thereof were redeemed at a price equal to 100% of the principal amount of each Note called for redemption, payable in cash, plus accrued and unpaid interest on such Note to, but excluding, September 18, 2023 for such Note. The Notes that were converted were settled for $349.0 million in cash, plus approximately 3.7 million shares, reissued from the Company’s treasury shares.
The exercise of the call option in 2023 resulted in a remeasured of the amortized cost of the liability component and the derecognition of the embedded derivative related to the conversion feature of the note. The remeasurement of the liability component resulted in an expense of $87.9 million recognized under “finance cost” of that year in the consolidated statement of profit or loss. In addition, the derecognition of the embedded derivative resulted in an impact of $98.3 million recognize under "Net change in fair value of derivatives"in the consolidated statement of profit or loss.
The detail of finance cost and income is as follows:

	2025	2024	2023
Finance income -
Interest income on short-term bank deposits	$2,398	$2,316	$1,541
Interest income on investment	60,194	56,596	48,667
	$62,592	$58,912	$50,208
Finance cost -
Interests expense on bank loans	$(63,246)	$(54,188)	$(41,917)
Interests expense on senior convertible notes	—	—	(87,862)
Interest on factoring	—	—	(3,315)
Interest expense on lease liabilities	(18,126)	(13,865)	(13,279)
Unwinding of discount and changes in the discount rate	(17,021)	(16,440)	(11,843)
	$(98,393)	$(84,493)	$(158,216)
Changes in liabilities arising from financing activities:

	2024	Cash flows	Non-cash movements
			Foreign exchange movement	Leases	Other	2025
Loans and borrowings	$1,670,807	$297,584	$—	$—	$12,050	$1,980,441
Lease liabilities	329,697	(59,089)	243	53,664	—	324,515
Total liabilities used in financing activities	$2,000,504	$238,495	$243	$53,664	$12,050	$2,304,956

			Non-cash movements
	2023	Cash flows	Foreign exchange movement	Leases	Other	2024
Loans and borrowings	$1,462,691	$197,938	$—	$—	$10,178	$1,670,807
Lease liabilities	283,657	(61,140)	(330)	107,118	392	329,697
Total liabilities used in financing activities	$1,746,348	$136,798	$(330)	$107,118	$10,570	$2,000,504
The column “Leases” includes the non-cash additions to ROU assets and lease liabilities.
For the year ended December 31, 2025 and 2024 the column “Other” includes the effect of accrued but not yet paid interest on loans and borrowings.
The Company classifies interest paid as cash flows from operating activities.